Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Total	$ 1,405,214	$ 1,306,030	$ 1,265,015
Less: Accumulated depreciation and amortization	1,187,879	1,118,657	1,088,648
Property and equipment, net	217,335	187,373	176,367
Buildings [Member]
Total	206,891	198,512	202,450
Motor vehicles [Member]
Total	608,862	542,471	497,006
Computer equipment [Member]
Total	156,826	155,141	156,890
Office equipment [Member]
Total	78,273	66,097	59,899
Furniture and fixtures [Member]
Total	166,372	163,219	164,701
System software [Member]
Total	122,479	117,733	119,964
Leasehold improvements [Member]
Total	$ 65,511	$ 62,857	$ 64,105